Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Assets and liabilities measured at fair value on a recurring basis
The following table presents for each of these hierarchy levels, the Company's financial assets and financial liabilities that are measured at fair value on a recurring basis at December 31, 2010 and December 31, 2009:

At December 31, 2010:
	Level I	Level II	Level III	Total
Assets:

Money market funds	$259,463	$-	$-	$259,463
Investment securities	101	-	-	101
Investment securities pledged as collateral	471,864	-	-	471,864

Liabilities:

Liabilities under derivative contracts:
Prepaid forward contracts	-	59,300	-	59,300
Interest rate swap contracts	-	167,278	-	167,278

At December 31, 2009:
	Level I	Level II	Level III	Total
Assets:

Cash equivalents(a)	$188,093	$-	$-	$188,093
Investment securities	92	-	-	92
Investment securities pledged as collateral	362,113	-	-	362,113
Derivative contracts	-	45,498	-	45,498

Liabilities:

Liabilities under derivative contracts	-	220,990	-	220,990
______________
(a)	Represents the Company's investment in funds that invest primarily in money market securities.

Carrying values and estimated fair values of financial instruments, excluding those carried at fair value
The carrying values and estimated fair values of the Company's financial instruments, excluding those that are carried at fair value in the accompanying consolidated balance sheets, are summarized as follows:

	December 31, 2010
	Carrying Amount	Estimated Fair Value
CSC Holdings notes receivable:
Cablevision senior notes held by Newsday Holdings LLC(a)	$753,717	$795,508

Debt instruments:
Credit facility debt(b)	$5,756,510	$5,802,917
Collateralized indebtedness	352,606	349,853
Senior notes and debentures	3,402,505	3,781,994
CSC Holdings total debt instruments	9,511,621	9,934,764

Cablevision senior notes and debentures	2,165,688	2,328,644
Cablevision total debt instruments	$11,677,309	$12,263,408

	December 31, 2009
	Carrying Amount	Estimated Fair Value
CSC Holdings notes receivable:
Cablevision senior notes held by Newsday Holdings LLC(a)	$660,951	$721,317

Debt instruments:
Credit facility debt(b)	$4,718,750	$4,752,245
Collateralized indebtedness	375,832	371,921
Senior notes and debentures	3,134,909	3,411,945
CSC Holdings total debt instruments	8,229,491	8,536,111

Cablevision senior notes and debentures	1,887,691	1,994,670
Cablevision total debt instruments	$10,117,182	$10,530,781
______________
(a)	These notes are eliminated at the consolidated Cablevision level.
(b)	The carrying value of the Company's credit facility debt which bears interest at variable rates approximates its fair value.